[LOGO] STATE STREET RESEARCH

Government Income Fund
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               [GRAPHIC]
               Annual Report to Shareholders
               October 31, 2002

In This Report
                               Review of
                               Fund Performance

                               plus
                                 A Message from the Chairman
                                 Comments from the Fund's Manager
                                 Key Facts and Financial Statements

Contents

2    12-Month Review
     A look at the fund and its market environment over the past 12 months

4    Performance in Perspective
     The most recent performance in the context of the fund's track record

6    The Fund in Detail
     Portfolio holdings, financials and notes

From the Chairman

Investor Confidence

is the bedrock of the financial markets, and it has been shaken over the past year by national tragedy, economic uncertainty and corporate scandal. At State Street Research, we have managed investments through other such difficult times. We are confident that the U.S. financial markets are as strong as the companies, the institutions and the workers that comprise them. Although we can neither predict nor control the markets, we will continue to rely on our experience and our research expertise, because it is the way we think that sets us apart.

[Photo of Richard S. Davis]
Richard S. Davis

In the report that follows, the management team talks in more detail about the reasons for the fund's performance in a period of uncertainty and where they see opportunity for the period ahead. We look forward to continuing to help you reach your long-term financial goals.

As always, thank you for choosing State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis, Chairman
October 31, 2002

[GRAPHIC]
12-Month Review  Management's Discussion of Fund Performance Part 1

                           How State Street Research
                        Government Income Fund Performed

State Street Research Government Income Fund returned 4.82% for the 12-month period ended October 31, 2002.(1) That was less than both the Merrill Lynch Government Master Index, which returned 6.32%, and the Lipper General U.S. Government Funds Average, which returned 5.09% over the same period.(2,3) Reasons for the Fund's Performance

The fund had a shorter average maturity than its bench-mark. That detracted from performance because the portfolio was unable to fully capture the market's capital appreciation as interest rates fell. The fund was also hurt by its position in mortgage-backed securities, which underperformed as homeowner refinancing increased the repayment of principal. That principal in turn was invested at the lower prevailing rates.

The portfolio's allocation to government and agency bonds made the strongest positive contribution to performance during the year. Investors, fleeing the risk of equities and corporate bonds, sought the safety of U.S. Treasuries. The portfolio's modest position in high-quality commercial mortgage-backed securities also helped performance.

Looking Ahead

Going forward, we expect interest rates to edge higher as the economy shows signs of modest growth. We have positioned the portfolio to take advantage of such an environment. We favor mortgage-backed securities, which should benefit as refinancing activity diminishes. In addition, we expect our shorter average maturity to help preserve capital.

More of Management's Discussion of Fund Performance on pages 4 and 5.

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)

     4.82% [UP ARROW]

"We expect our shorter average maturity to help preserve capital as interest rates rise."

The State Street Research Fixed Income Team

Merrill Lynch Government Master Index(2)

     6.32% [UP ARROW]


2 State Street Research Government Income Fund

The Fund at a Glance as of 10/31/02

State Street Research Government Income Fund: A bond fund focusing on U.S. government securities.

Hits & Misses

[GRAPHIC]
U.S. Treasuries

Investors sought the safety of U.S. Treasuries to replace the risk of equities and corporate bonds.

[GRAPHIC]
Mortgage-Backed Securities

In an environment of falling interest rates, homeowner refinancing increased the repayment of principal, which was reinvested at the lower prevailing rates.

                         Total Net Assets: $799 million
--------------------------------------------------------------------------------

Asset Allocation

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Agency Mortgage        48%
U.S. Treasury               41%
Other Mortgage               8%
Cash                         3%
-------------------------------
Total                      100%

See page 9 for more detail.

Performance: Class A

Fund average annual total return as of 10/31/02 (4)
(does not reflect sales charge)

 1 Year      5 Years      10 Years
-----------------------------------
  4.82%       6.67%        6.93%

Merrill Lynch Government Master Index
as of 10/31/02 (2)

 1 Year      5 Years      10 Years
-----------------------------------
   6.32%       7.74%       7.54%

Fund average annual total return as of 9/30/02 (4,5)
(at maximum applicable sales charge)

 1 Year      5 Years      10 Years
-----------------------------------
   2.65%       6.11%       6.36%

Merrill Lynch Government Master Index
as of 9/30/02 (2)

 1 Year      5 Years      10 Years
-----------------------------------
   9.85%       8.28%       7.47%

See pages 4 and 5 for data on other share classes.

--------------------------------------------------------------------------------
Bond Yields

October 31, 2001, to October 31, 2002

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

        90-day U.S.Treasury   30-year U.S. Treasury       30-year Mortgage
10/01          2.007                4.873                        6.64
11/01          1.72                 5.285                        6.66
12/01          1.72                 5.465                        7.07
 1/02          1.751                5.43                         7
 2/02          1.751                5.416                        6.89
 3/02          1.771                5.828                        7.01
 4/02          1.762                5.592                        6.99
 5/02          1.72                 5.615                        6.81
 6/02          1.7                  5.477                        6.65
 7/02          1.69                 5.301                        6.49
 8/02          1.628                4.81                         6.29
 9/02          1.547                4.668                        6.09
10/02          1.445                4.986                        6.11

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Ticker Symbols
State Street Research Government Income Fund
Class A: SSGIX Class B(1): SGIPX Class B: SSGBX Class C: SGIDX Class S: SGISX


--------------------------------------------------------------------------------
(1)   Does not reflect sales charge.

(2) The Merrill Lynch Government Master Index is comprised of fixed-rate U.S. Treasury and agency securities. The index is unmanaged and does not take sales charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper General U.S. Government Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(5)   Performance reflects a maximum 4.50% Class A front-end sales charge.

[GRAPHIC]
Performance in Perspective   Management's Discussion of Fund Performance Part 2

                   Performance Figures as of October 31, 2002

These two pages focus on the fund's long-term track record. While a mutual fund's past performance is not a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance. Three ways of measuring long-term performance are cumulative returns, average annual returns and the change in dollar value over time of a given investment. Information about these follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return

This represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated.

Average Annual Total Return

Average annual total return percentage is the rate you would have had to earn during each year of a given time period --say, five years--in order to end up with the fund's actual cumulative return for those five years. In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Ten Years

This example is similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000 (less the applicable maximum sales charge, if any). It also compares fund performance to the performance of a market index.

--------------------------------------------------------------------------------
Class A Front Load

o Initial sales charge of 4.50% or less, with lower sales charges for larger investments (see a prospectus for details)
o Lower annual expenses than Class B(1) or Class C shares because of lower service (12b-1) fee of 0.30%

                                             1 Year     5 Years       10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                4.82%      38.09%        95.43%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)           0.11%      31.88%        86.61%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)           0.11%       5.69%         6.44%
--------------------------------------------------------------------------------

$10,000 Over 10 Years
(reflects maximum applicable sales charge)

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                      Merrill Lynch       Merrill Lynch
                       Government            Mortgage
           Class A    Master Index         Master Index
'92         9550          10000                10000
'93        10661          11300                10807
'94        10279          10811                10665
'95        11828          12477                12259
'96        12452          13107                13097
'97        13514          14243                14287
'98        14845          15857                15344
'99        14720          15667                15792
'00        15663          16920                16986
'01        17802          19448                19209
'02        18661          20677                20519

--------------------------------------------------------------------------------
Class B(1) Back Load for accounts opened after 1/1/99

o     No initial sales charge
o     Deferred sales charge of 5% or less on shares you sell within six years
o     Annual distribution/service (12b-1) fee of 1.00%
o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                             1 Year      5 Years       10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)               4.14%       32.85%        81.48%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)         -0.83%       30.85%        81.48%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)         -0.83%        5.52%         6.14%

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

$10,000 Over 10 Years
(reflects maximum applicable sales charge)

                      Merrill Lynch Government  Merrill Lynch  Mortgage
          Class B(1)     Master Index                Master Index
'92         10000            10000                      10000
'93         11121            11300                      10807
'94         10634            10811                      10665
'95         12140            12477                      12259
'96         12687            13107                      13097
'97         13659            14243                      14287
'98         14898            15857                      15344
'99         14628            15667                      15792
'00         15448            16920                      16986
'01         17425            19448                      19209
'02         18148            20677                      20519


4   State Street Research Government Income Fund

--------------------------------------------------------------------------------
Class B Back Load
(only available through exchanges from another Class B account)

o     No initial sales charge
o     Deferred sales charge of 5% or less on shares you sell within five years
o     Annual distribution/service (12b-1) fee of 1.00%
o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                             1 Year      5 Years       10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)               4.20%       33.26%        82.05%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)         -0.77%       31.26%        82.05%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)         -0.77%        5.59%         6.17%

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

$10,000 Over 10 Years (reflects
maximum applicable sales charge)

                     Merrill Lynch Government   Merrill Lynch Mortgage
          Class B        Master Index               Master Index
'92        10000            10000                     10000
'93        11121            11300                     10807
'94        10634            10811                     10665
'95        12140            12477                     12259
'96        12687            13107                     13097
'97        13659            14243                     14287
'98        14898            15857                     15344
'99        14662            15667                     15792
'00        15493            16920                     16986
'01        17469            19448                     19209
'02        18205            20677                     20519

--------------------------------------------------------------------------------
Class C Level Load

o     No initial sales charge
o Deferred sales charge of 1%, paid if you sell shares within one year of purchase
o     Lower deferred sales charge than Class B(1) shares
o     Annual distribution/service (12b-1) fee of 1.00%
o No conversion to Class A shares after eight years, so annual expenses do not decrease

                                              1 Year     5 Years       10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                4.19%      33.23%        82.12%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)           3.20%      33.23%        82.12%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)           3.20%       5.91%         6.18%

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

$10,000 Over 10 Years
(reflects maximum applicable sales charge)

                    Merrill Lynch  Government   Merrill Lynch Mortgage
           Class C       Master Index                Master Index
'92        10000            10000                       10000
'93        11121            11300                       10807
'94        10634            10811                       10665
'95        12148            12477                       12259
'96        12696            13107                       13097
'97        13667            14243                       14287
'98        14906            15857                       15344
'99        14671            15667                       15792
'00        15502            16920                       16986
'01        17477            19448                       19209
'02        18212            20677                       20519

--------------------------------------------------------------------------------
Class S Special Programs

o Available through certain retirement accounts, advisory accounts of the investment manager and other programs that usually involve special conditions and separate fees (see a prospectus for details)
o     No sales charges of any kind
o No distribution/service (12b-1) fees; annual expenses are lower than for other share classes

                                              1 Year     5 Years       10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                5.22%      40.05%       100.26%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)           5.22%      40.05%       100.26%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)           5.22%       6.97%         7.19%

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

$10,000 Over 10 Years
(reflects maximum applicable sales charge)

                     Merrill Lynch  Government  Merrill Lynch Mortgage
           Class S        Master Index               Master Index
'92        10000            10000                       10000
'93        11175            11300                       10807
'94        10792            10811                       10665
'95        12451            12477                       12259
'96        13141            13107                       13097
'97        14298            14243                       14287
'98        15747            15857                       15344
'99        15653            15667                       15792
'00        16703            16920                       16986
'01        19030            19448                       19209
'02        20026            20677                       20519

A Closer Look [GRAPHIC]

12b-1 fees

12b-1 fees are named after the SEC rule that permits them.

The fund pays 12b-1 fees to cover service and distribution costs. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover selling and marketing expenditures for the sale of fund shares.

The fund pays 12b-1 fees out of its assets, so shareholders see them as an indirect charge rather than a direct charge.

All of the performance figures on these pages assume reinvestment of dividends and distributions.

The average annual total returns for the fund also include the effects of any fees and sales charges that would apply for each share class.

The Merrill Lynch Government and Mortgage Master Indexes are commonly used measures of bond market performance. The indexes are unmanaged and do not take sales charges into consideration. It is not possible to invest directly in an index.

Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate and you may have a gain or loss when you sell your shares.

Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced January 1, 1999.

Although the U.S. government ensures the timely payment of principal and interest on certain underlying securities, the value of fund shares is not guaranteed and will fluctuate.

The returns shown above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, or the redemption of fund shares. The fund's performance is not necessarily an indication of how the fund will perform in the future.

[GRAPHIC]
The Fund in Detail

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the past fiscal year leading up to the report date and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

[GRAPHIC]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 7 to 20 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.

6 State Street Research Government Income Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Government Income Fund is a mutual fund. A mutual fund allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Financial Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

o The custodian, State Street Bank & Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank & Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firms' employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide high current income. Under normal market conditions, the fund invests at least 80% of its total assets in U.S. government securities.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 4.50% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, the most recent business day).The fund uses the following methods for determining the values of various types of securities:

o Fixed income securities - The fund uses a pricing service that the fund's trustees have approved.

o Securities maturing within sixty days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

o     Interest - The fund accrues interest daily as it earns it.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest earned, less the estimated daily expenses of the fund.

The fund may use forward foreign currency exchange contracts and future contracts for hedging purposes, attempting to offset a potential loss in one position by establishing an interest in an opposite position. The fund accounts for forward contracts by recording their total principal in its accounts and then marking them to market. The fund accounts for futures contracts by recording the variation margin, which is the daily change in the value of the contract.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The difference is primarily due to differing treatments for market discount, paydown gains and losses, wash sale deferrals and premium amortization. The fund distributes its earnings on the following schedule:

o Dividends from net investment income - The fund declares dividends daily and pays them monthly.

o     Net realized capital gains - The fund distributes these annually, if any.

If the fund has no earnings to distribute, it won't make a distribution.

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code. As such, the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from those estimates.

Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on all fixed income securities. Prior to November 1, 2001, the fund did not amortize premiums on fixed income securities. The cumulative effect of this accounting change had no impact on the fund's total net assets, but resulted in a $12,898,564 reduction in cost of securities and a $12,898,564 decrease in undistributed net investment income, based on securities held by the fund on November 1, 2001.

The effect of this change for the year ended October 31, 2002, was to decrease net investment income by $9,036,243, increase net unrealized appreciation by $6,938,394, and increase net realized gains by $2,097,849.The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

The text and notes are an integral part of the financial statements.


8 State Street Research Government Income Fund

Portfolio Holdings
--------------------------------------------------------------------------------
October 31, 2002

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller subgroups as well.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

* Denotes a To Be Announced purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

** A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2002.
--------------------------------------------------------------------------------

                                                              Coupon          Maturity         Amount
Issuer                                                         Rate             Date         of Principal         Value
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities 89.6% of net assets

U.S. Treasury 41.3%
U.S. Treasury Bond**                                           13.75%         8/15/2004       $23,950,000       $29,041,243
U.S. Treasury Bond                                            11.625%        11/15/2004        44,450,000        53,208,028
U.S. Treasury Bond                                             10.75%         8/15/2005         9,500,000        11,730,648
U.S. Treasury Bond                                            10.375%        11/15/2012        11,000,000        14,743,003
U.S. Treasury Bond                                             12.00%         8/15/2013        13,300,000        19,413,318
U.S. Treasury Bond                                             11.25%         2/15/2015        19,325,000        31,933,055
U.S. Treasury Bond                                            10.625%         8/15/2015        18,325,000        29,313,550
U.S. Treasury Bond                                             9.875%        11/15/2015         8,500,000        12,979,101
U.S. Treasury Bond                                              9.25%         2/15/2016         8,500,000        12,460,133
U.S. Treasury Bond                                              7.25%         5/15/2016         2,050,000         2,588,205
U.S. Treasury Bond                                             8.875%         2/15/2019           775,000         1,124,809
U.S. Treasury Bond                                             8.125%         8/15/2021        15,100,000        20,825,618
U.S. Treasury Bond                                              6.75%         8/15/2026        19,000,000        23,207,455
U.S. Treasury Bond                                              5.25%        11/15/2028         5,500,000         5,571,115
U.S. Treasury Bond                                              6.25%         5/15/2030        14,825,000        17,219,578
U.S. Treasury Note                                              7.00%         7/15/2006        17,825,000        20,701,206
U.S. Treasury Note                                              6.00%         8/15/2009        10,500,000        12,136,110
U.S. Treasury STRIP                                             0.00%         8/15/2025        40,325,000        11,504,844
                                                                                                                -----------
                                                                                                                329,701,019
                                                                                                                -----------

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
October 31, 2002

                                                              Coupon          Maturity         Amount
Issuer                                                         Rate             Date         of Principal         Value
---------------------------------------------------------------------------------------------------------------------------
U.S. Agency Mortgage 48.3%

ENSCO Offshore Co.                                              6.36%        12/01/2015        $3,127,518        $3,370,401
Federal Home Loan Mortgage Corp.                                9.00%        12/01/2009         1,442,412         1,556,824
Federal Home Loan Mortgage Corp.                                6.25%         3/05/2012         5,000,000         5,451,510
Federal Housing Administration Charles River Project           9.625%        12/01/2033         9,250,523         9,646,562
Federal Housing Administration Court Yard Project              10.75%         8/01/2032         6,367,467         6,367,467
Federal Housing Administration East Bay Manor Project          10.00%         3/01/2033         6,620,466         6,721,841
Federal National Mortgage Association                           6.00%        12/15/2005         4,675,000         5,166,399
Federal National Mortgage Association                           5.50%         5/02/2006         9,350,000        10,228,975
Federal National Mortgage Association                          6.625%        10/15/2007        14,450,000        16,647,122
Federal National Mortgage Association                           8.00%         4/01/2008         1,102,012         1,175,950
Federal National Mortgage Association                           8.00%         6/01/2008         1,599,055         1,710,973
Federal National Mortgage Association                           8.50%         2/01/2009         2,121,314         2,283,870
Federal National Mortgage Association                           9.00%         5/01/2009         1,892,618         2,028,243
Federal National Mortgage Association                          6.375%         6/15/2009         3,075,000         3,525,537
Federal National Mortgage Association                          7.125%         6/15/2010        33,400,000        39,827,095
Federal National Mortgage Association                           6.02%        11/25/2010         3,600,000         3,997,444
Federal National Mortgage Association                           6.50%        12/01/2014         5,324,974         5,597,294
Federal National Mortgage Association                           7.00%        12/01/2015         1,345,306         1,424,895
Federal National Mortgage Association                           7.00%         3/01/2016         2,401,601         2,544,400
Federal National Mortgage Association                           9.00%         4/01/2016           485,106           528,257
Federal National Mortgage Association                           6.50%         9/01/2016         4,612,513         4,843,178
Federal National Mortgage Association                           6.50%        10/01/2016         5,222,174         5,483,328
Federal National Mortgage Association                           7.00%         1/01/2017         5,031,990         5,329,733
Federal National Mortgage Association*                          5.50%        11/19/2017         7,800,000         8,041,254
Federal National Mortgage Association*                          7.00%        11/19/2017        12,425,000        13,154,969
Federal National Mortgage Association                           6.50%         9/01/2028         6,738,092         6,991,848
Federal National Mortgage Association                           6.50%        11/01/2028         6,641,183         6,891,290
Federal National Mortgage Association                           6.50%        12/01/2028         6,390,199         6,630,854
Federal National Mortgage Association                           6.00%        12/01/2028         6,442,159         6,649,597
Federal National Mortgage Association                           6.50%         5/01/2029         4,273,904         4,432,380
Federal National Mortgage Association                           7.50%         7/01/2029         4,223,350         4,482,832
Federal National Mortgage Association                           7.00%        12/01/2029        12,516,933        13,084,451
Federal National Mortgage Association                          7.125%         1/15/2030         1,500,000         1,793,538
Federal National Mortgage Association                           7.25%         5/15/2030         2,575,000         3,126,171
Federal National Mortgage Association                           6.50%         5/01/2031         3,620,345         3,752,995
Federal National Mortgage Association                           7.00%         4/01/2032        16,015,719        16,731,942
Federal National Mortgage Association*                          7.50%        11/14/2032         2,650,000         2,802,375

The text and notes are an integral part of the financial statements.


10  State Street Research Government Income Fund

                                                              Coupon          Maturity         Amount
Issuer                                                         Rate             Date         of Principal         Value
---------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association*                          6.50%        11/14/2032       $58,850,000       $60,964,480
Federal National Mortgage Association*                          5.50%        11/14/2032         8,075,000         8,155,750
Federal National Mortgage Association*                          6.00%        12/12/2032        12,825,000        13,129,594
Government National Mortgage Association                        9.50%         9/15/2009           707,307           784,396
Government National Mortgage Association                        9.50%        10/15/2009         1,278,815         1,417,957
Government National Mortgage Association                        9.50%        11/15/2009           591,998           656,520
Government National Mortgage Association                        9.50%        11/15/2017            73,995            83,199
Government National Mortgage Association                        9.50%         9/15/2019            50,098            56,384
Government National Mortgage Association                        7.00%         5/15/2027         3,131,344         3,299,411
Government National Mortgage Association                        7.00%         6/15/2028         2,518,658         2,649,099
Government National Mortgage Association                        7.00%        11/15/2028        10,906,712        11,486,789
Government National Mortgage Association                        6.50%        11/15/2028         6,592,861         6,884,397
Government National Mortgage Association                        6.50%         9/15/2029         6,512,316         6,795,862
Government National Mortgage Association                        7.50%         6/15/2031         4,113,989         4,374,034
Government National Mortgage Association                        7.00%        10/15/2031         7,310,696         7,677,767
Government National Mortgage Association*                       7.00%        11/20/2032         4,900,000         5,145,000
U.S. Department of Veterans Affairs REMIC 1998-3C               6.50%         6/15/2021         7,500,000         7,938,375
                                                                                                                -----------
                                                                                                                385,522,808
                                                                                                                -----------
Total US. Government Securities                                                                                 715,223,827(1)
                                                                                                                -----------

--------------------------------------------------------------------------------
(1) The fund paid a total of $672,304,729 for these securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

                                                                    Coupon         Maturity          Amount
Issuer                                                               Rate            Date          of Principal         Value
---------------------------------------------------------------------------------------------------------------------------------
Other Investments 7.6% of net assets

Finance/Mortgage 7.6%

Bear Stearns Commercial Mortgage Securities Inc. 2000-2
 Cl. A1                                                               7.11%        10/15/2032        $5,875,997        $6,573,925
Chase Commercial Mortgage Securities Corp. 1998-2 Cl. A1             6.025%        11/18/2030         2,048,705         2,201,172
Chase Commercial Mortgage Securities Corp. 1998-2 Cl. A2              6.39%        11/18/2030         4,550,000         5,072,191
First Union Lehman Brothers Bank Series 1998-C2 Cl. A1                6.28%        11/18/2035         9,963,680        10,656,380
LB Commercial Conduit Mortgage Trust 1997-LL1 Cl. A1                  6.79%        10/12/2034         2,260,404         2,400,003
LB Commercial Conduit Mortgage Trust 1999-C2 Cl. A1                  7.105%        10/15/2032         3,225,091         3,554,730
LB-UBS Commercial Mortgage Trust 2001-C7 Cl. A4                       5.93%        12/15/2025         3,450,000         3,757,848
LB-UBS Commercial Mortgage Trust 2001-C7 Cl. A5                       6.13%        12/15/2030         3,465,000         3,791,878
Merrill Lynch Mortgage Investments Inc. Series 1997-C2
 Cl. A1                                                               6.46%        12/10/2029         1,627,557         1,717,906
Morgan Stanley Capital Inc. 1998-A1                                   6.19%         3/15/2030         1,324,300         1,414,479
Morgan Stanley Capital Inc. 1999-A1                                   5.91%        11/15/2031         1,576,026         1,690,283
Morgan Stanley Dean Witter Capital Inc. 2002 Cl. A1                   5.38%         1/15/2039         5,254,909         5,537,412
NationsLink Funding Corp. Note 1998-2 Cl. A2                          6.48%         8/20/2030         3,875,000         4,330,731
Salomon Brothers Commercial Mortgage Trust 2001 Cl. A1                5.14%        12/18/2035         2,674,836         2,800,290
Salomon Brothers Commercial Mortgage Trust 2001 Cl. A2                6.23%        12/18/2035         4,850,000         5,354,836
                                                                                                                       ----------
Total Other Investments                                                                                                60,854,064(1)
                                                                                                                       ----------

--------------------------------------------------------------------------------
(1) The fund paid a total of $56,412,703 for these securities.
--------------------------------------------------------------------------------

Commercial Paper 15.7% of net assets
Federal Home Loan Bank                                                1.68%        11/06/2002        27,000,000        26,993,700
Federal Home Loan Bank                                                1.65%        11/06/2002        24,100,000        24,094,477
Federal Home Loan Bank                                                1.63%        11/07/2002        16,949,000        16,944,395
Federal Home Loan Bank                                                1.68%        11/20/2002        11,650,000        11,639,670
Federal Home Loan Bank                                                1.55%        11/20/2002        17,970,000        17,955,300
Federal National Mortgage
Association                                                           1.68%        11/20/2002         8,090,000         8,082,828
Federal National Mortgage
Association                                                           1.64%        11/26/2002        20,000,000        19,977,222
                                                                                                                      -----------
Total Commercial Paper                                                                                                125,687,592(2)
                                                                                                                      -----------

--------------------------------------------------------------------------------
(2) The fund paid a total of $125,687,592 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


12 State Street Research Government Income Fund

                                                 % of
                                               Net Assets            Value
-------------------------------------------------------------------------------
Summary of Portfolio Assets

Total Investments                                 112.9%         $901,765,483(1)
Cash and Other Assets, Less Liabilities           (12.9%)        (103,023,036)
                                                  -----          ------------
Net Assets                                        100.0%         $798,742,447
                                                  =====          ============

--------------------------------------------------------------------------------
(1) The fund paid a total of $854,405,024 for these securities.
--------------------------------------------------------------------------------

Futures contracts open at October 31, 2002 are as follows:

                                        Number of           Notional        Expiration        Unrealized
Type                                    Contracts             Cost             Month         Depreciation
---------------------------------------------------------------------------------------------------------
2 Year U.S. Treasury Notes Short          (182)           ($36,400,000)    December, 2002      ($551,768)
5 Year U.S. Treasury Notes Short          (444)           ($44,400,000)    December, 2002     (1,349,670)
10 Year U.S. Treasury Notes Short         (325)           ($32,500,000)    December, 2002     (1,258,130)
                                                                                             -----------
                                                                                             ($3,159,568)
                                                                                             ===========

Federal Income Tax Information

At October 31, 2002, the net unrealized appreciation of investments based on cost for federal income tax purposes of $874,345,745 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value
over tax cost
                                                             $35,901,999

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                    (8,482,261)
                                                             -----------

                                                             $27,419,738
                                                             ===========

At October 31, 2002, the fund had a capital loss carryforward of $18,840,593 available, to the extent provided in regulations, to offset future capital gains, if any, of which $4,139,815, $5,115,196, $7,218,002 and $2,367,580 expires on October 31, 2004, 2007, 2008 and 2010, respectively.

            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
October 31, 2002

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets
Investments, at value*                                         $901,765,483(1)
Collateral for securities on loan                               109,489,748
Cash                                                                 14,760
Receivable for securities sold                                   13,198,891
Interest receivable                                              10,555,598
Receivable for fund shares sold                                   1,764,415
Other assets                                                         40,753
                                                              -------------
                                                              1,036,829,648

Liabilities
Payable for securities purchased                                124,618,394
Payable for collateral received on securities loaned            109,489,748
Dividends payable                                                 1,230,454
Payable for fund shares redeemed                                  1,171,801
Accrued management fee                                              398,207
Accrued distribution and service fees                               331,750
Payable for variation margin                                        305,901
Accrued transfer agent and shareholder services                     226,860
Accrued trustees' fees                                               30,259
Accrued administration fee                                           10,124
Other accrued expenses                                              273,703
                                                              -------------
                                                                238,087,201
                                                              -------------

Net Assets                                                     $798,742,447
                                                              =============
Net Assets consist of:
  Unrealized appreciation of investments                        $47,360,459
  Unrealized depreciation of futures contracts                   (3,159,568)
  Accumulated net realized loss                                 (15,784,788)(2)
  Paid-in capital                                               770,326,344
                                                                -------------
                                                               $798,742,447(3)
                                                                =============

* Includes securities on loan valued at $110,641,896

--------------------------------------------------------------------------------
(1) The fund paid a total of $854,405,024 for these securities.
--------------------------------------------------------------------------------
(2) To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment. The fund reclassified for book purposes amounts arising from permanent book/tax differences primarily relating to pay downs, premium amortization and bond bifurcation adjustments. At October 31, 2002, the components of distributable earnings on a tax basis differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences largely arising from unrealized losses on futures, wash sales, premium amortization and capital loss carryforwards. At October 31, 2002, the tax basis distributable earnings were: $100,641 in undistributed ordinary income, $0 in undistributed short-term capital gains and $0 in undistributed long-term capital gains.
--------------------------------------------------------------------------------
(3)            Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class       Net Assets       /   Number of Shares     =   NAV

A           $556,250,994         42,818,287               $12.99*
B(1)        $120,765,905         9,371,908                $12.89**
B           $74,746,574          5,777,055                $12.94**
C           $31,640,557          2,443,591                $12.95**
S           $15,338,417          1,181,437                $12.98

*     Maximum offering price per share = $13.60 ($12.99 / 0.955)

** When you sell Class B(1), Class B and Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


14  State Street Research Government Income Fund

Statement of Operations
--------------------------------------------------------------------------------
For the year ended October 31, 2002

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income
Interest                                                        $37,830,656(1)

Expenses
Management fee                                                    4,267,187(2)
Transfer agent and shareholder services                           1,318,150(3)
Custodian fee                                                       225,865
Administration fee                                                   81,398(4)
Reports to shareholders                                             251,060
Distribution and service fees - Class A                           1,576,287(5)
Distribution and service fees - Class B(1)                          914,028(5)
Distribution and service fees - Class B                             740,596(5)
Distribution and service fees - Class C                             257,162(5)
Legal fees                                                            1,705
Audit fee                                                            43,800
Registration fees                                                    64,170
Trustees' fees                                                       25,885(6)
Miscellaneous                                                        38,075
                                                                -----------
                                                                  9,805,368
Fees paid indirectly                                                (37,282)(7)
                                                                -----------
                                                                  9,768,086
                                                                -----------
Net investment income                                            28,062,570
                                                                -----------

Realized and Unrealized Gain (Loss) on
Investments, Forward Contracts, Foreign
Currency, and Futures Contracts
Net realized gain on investments                                  5,938,626(8)
Net realized gain on forward contracts
  and foreign currency                                                8,090
Net realized loss on futures contracts                           (4,306,111)
                                                                -----------
  Total net realized gain                                         1,640,605
                                                                -----------
Change in unrealized appreciation
  of investments                                                  8,410,786
Change in unrealized depreciation of
  forward contracts and foreign currency                           (266,508)
Change in unrealized depreciation of
  futures contracts                                              (2,744,747)
                                                                -----------
Total change in unrealized appreciation                           5,399,531
                                                                -----------
Net gain on investments, forward contracts,
  foreign currency, and futures contracts                         7,040,136
                                                                -----------
Net increase in net assets resulting
  from operations                                               $35,102,706
                                                                ===========

--------------------------------------------------------------------------------
(1) Includes $297,730 in income from the lending of portfolio securities. As of the report date, the fund had a total of $110,641,896 of securities out on loan and was holding a total of $112,373,178 in collateral (including $109,489,748 of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio and $2,883,430 of U.S. government obligations) related to those loans.
--------------------------------------------------------------------------------
(2) The management fee is 0.60% of the first $500 million of fund assets, annually, 0.55% of the next $500 million, and 0.50% of any amount over $1 billion.
--------------------------------------------------------------------------------
(3) Includes a total of $709,492 paid to the distributor and MetLife for services provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs.
--------------------------------------------------------------------------------
(4) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------
(5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of October 31, 2002, there were $4,335,869, $1,772,718, and $2,022,878 for Class A, Class B, and Class C,
respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(6) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(7) Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(8) To earn this, the fund sold $1,253,253,904 worth of securities. During this same period, the fund also bought $1,333,500,935 worth of securities. These figures don't include short-term obligations.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                     Years ended October 31
                                                 -------------------------------
                                                     2002               2001
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations:
Net investment income                            $28,062,570        $37,117,531
Net realized gain on investments,
  forward contracts, foreign
  currency and futures contracts                   1,640,605          8,115,626
Change in unrealized appreciation
  of investments, forward
  contracts, foreign currency,
  and futures contracts                            5,399,531         36,930,038
                                                -------------------------------
Net increase resulting
  from operations                                 35,102,706         82,163,195
                                                -------------------------------

Dividends from net investment income:
  Class A                                        (28,363,714)       (27,909,534)
  Class B(1)                                      (4,308,285)        (2,580,840)
  Class B                                         (3,518,701)        (4,234,247)
  Class C                                         (1,205,766)        (1,050,512)
  Class S                                           (785,008)          (818,381)
                                                -------------------------------
                                                 (38,181,474)       (36,593,514)
                                                -------------------------------
Net increase from fund
  share transactions                              90,606,612(1)      39,801,220
                                                -------------------------------
Total increase in net assets                      87,527,844         85,370,901

Net Assets
Beginning of year                                711,214,603        625,843,702
                                                -------------------------------
End of year                                     $798,742,447(2)    $711,214,603
                                                ===============================

--------------------------------------------------------------------------------
(2) Includes undistributed net investment income of $0 and $1,913,949, respectively.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

16  State Street Research Government Income Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                            Years ended October 31
                                       -----------------------------------------------------------------------
                                                    2002                                    2001
                                       -----------------------------------------------------------------------
Class A                                   Shares             Amount               Shares             Amount
==============================================================================================================
Shares sold                             24,095,020        $307,041,292*         40,359,149        $508,004,403
Issued upon reinvestment of
 dividends from net investment income    1,402,351          17,888,808           1,079,518          13,617,840
Shares redeemed                        (22,047,118)       (281,385,832)        (40,947,255)       (514,650,988)
                                       -----------------------------------------------------------------------
Net increase                             3,450,253         $43,544,268             491,412          $6,971,255
                                       =======================================================================

Class B(1)                                Shares             Amount               Shares             Amount
==============================================================================================================
Shares sold                              5,136,173         $65,240,581**         3,441,060         $43,095,795
Issued upon reinvestment of
 dividends from net investment income      281,462           3,562,378             169,165           2,121,636
Shares redeemed                         (1,842,428)        (23,300,463)***        (665,296)         (8,326,364)
                                       -----------------------------------------------------------------------
Net increase                             3,575,207         $45,502,496           2,944,929         $36,891,067
                                       =======================================================================

Class B                                   Shares             Amount               Shares             Amount
==============================================================================================================
Shares sold                              1,658,273         $21,198,889           1,012,862         $12,767,359
Issued upon reinvestment of
 dividends from net investment income      202,472           2,572,159             223,728           2,834,226
Shares redeemed                         (2,454,077)        (31,137,088)***      (1,807,339)        (22,626,282)
                                       -----------------------------------------------------------------------
Net decrease                              (593,332)        ($7,366,040)           (570,749)        ($7,024,697)
                                       =======================================================================

Class C                                   Shares             Amount               Shares             Amount
==============================================================================================================
Shares sold                              1,588,076         $20,316,949**           817,112         $10,297,340
Issued upon reinvestment of
 dividends from net investment income       56,278             716,983              39,929             502,130
Shares redeemed                         (1,081,045)        (13,754,403)****       (581,444)         (7,276,957)
                                       -----------------------------------------------------------------------
Net increase                               563,309          $7,279,529             275,597          $3,522,513
                                       =======================================================================

Class S                                   Shares             Amount               Shares             Amount
==============================================================================================================
Shares sold                              1,184,505         $15,190,577             302,701          $3,823,288
Issued upon reinvestment of
 dividends from net investment income       47,334             602,841              49,250             619,046
Shares redeemed                         (1,105,121)        (14,147,059)           (398,824)         (5,001,252)
                                       -----------------------------------------------------------------------
Net increase (decrease)                    126,718          $1,646,359             (46,873)          ($558,918)
                                       =======================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share. At October 31, 2002, MetLife owned 104,726 Class S shares.

* Sales charges of $240,733 and $802,082 were collected by the distributor and MetLife on sales of these shares.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $989,545 and $6,942 for Class B(1) and Class C were paid by the distributor, not the fund.

*** Includes $349,767 and $58,295 in deferred sales charges collected by the distributor for Class B(1) and Class B, respectively.

****  Includes $5,791 in deferred sales charges collected by the distributor.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

                                                                                           Class A
                                                               ===============================================================
                                                                                    Years ended October 31
                                                               ---------------------------------------------------------------
Per-Share Data                                                 2002(a)(e)      2001(a)      2000(a)       1999(a)       1998(a)
==============================================================================================================================
Net asset value, beginning of year ($)                           13.08         12.19         12.21         13.07         12.65
                                                                ------        ------        ------        ------        ------
  Net investment income ($)                                       0.51          0.74          0.75          0.74          0.78
  Net realized and unrealized gain (loss) on investments,
  options, forward contracts, foreign currency and future
  contracts ($)                                                   0.09          0.88          0.00         (0.85)         0.43
                                                                ------        ------        ------        ------        ------
Total from investment operations ($)                              0.60          1.62          0.75         (0.11)         1.21
                                                                ------        ------        ------        ------        ------
Dividends from net investment income ($)                         (0.69)        (0.73)        (0.77)        (0.75)        (0.79)
                                                                ------        ------        ------        ------        ------
Total distributions ($)                                          (0.69)        (0.73)        (0.77)        (0.75)        (0.79)
                                                                ------        ------        ------        ------        ------
Net asset value, end of year ($)                                 12.99         13.08         12.19         12.21         13.07
                                                                ======        ======        ======        ======        ======
Total return (%)(b)                                               4.82         13.66          6.41         (0.84)         9.85

Ratios/Supplemental Data
==============================================================================================================================
Net assets at end of year ($ thousands)                        556,251       514,750       474,054       480,643       518,651
Expense ratio (%)                                                 1.17          1.23          1.13          1.05          1.09
Expense ratio after expense reductions (%)                        1.16          1.22          1.13          1.04          1.09
Ratio of net investment income to average net assets (%)          4.02          5.87          6.21          5.86          6.11
Portfolio turnover rate (%)                                     175.05        134.55        148.88        213.70        160.89

                                                                                      Class B(1)
                                                              =========================================================
                                                                                                      January 1, 1999
                                                                      Years ended October 31,         (commencement of
                                                              -------------------------------------   share class) to
Per-Share Data                                                 2002(a)(e)     2001(a)       2000(a) October 31, 1999(a)
=======================================================================================================================
Net asset value, beginning of year ($)                           12.98         12.11         12.14         12.97
                                                               -------        ------        ------        ------
  Net investment income ($)                                       0.41          0.64          0.65          0.52
  Net realized and unrealized gain (loss) on investments,
  options, forward contracts, foreign currency and future
  contracts ($)                                                   0.10          0.87          0.01         (0.82)
                                                               -------        ------        ------        ------
Total from investment operations ($)                              0.51          1.51          0.66         (0.30)
                                                               -------        ------        ------        ------
Dividends from net investment income ($)                         (0.60)        (0.64)        (0.69)        (0.53)
                                                               -------        ------        ------        ------
Total distributions ($)                                          (0.60)        (0.64)        (0.69)        (0.53)
                                                               -------        ------        ------        ------
Net asset value, end of year ($)                                 12.89         12.98         12.11         12.14
                                                               =======        ======        ======        ======
Total return (%)(b)                                               4.14         12.80          5.60         (2.31)(c)

Ratios/Supplemental Data
=======================================================================================================================
Net assets at end of year ($ thousands)                        120,766        75,219        34,533        24,250
Expense ratio (%)                                                 1.87          1.93          1.85          1.80(d)
Expense ratio after expense reductions (%)                        1.86          1.92          1.85          1.79(d)
Ratio of net investment income to average net assets (%)          3.29          5.12          5.44          5.01(d)
Portfolio turnover rate (%)                                     175.05        134.55        148.88        213.70

The text and notes are an integral part of the financial statements.


18  State Street Research Government Income Fund

                                                                                          Class B
                                                               ===============================================================
                                                                                    Years ended October 31
                                                               ---------------------------------------------------------------
Per-Share Data                                                 2002(a)(e)      2001(a)      2000(a)       1999(a)       1998(a)
==============================================================================================================================
Net asset value, beginning of year ($)                           13.02         12.15         12.17         13.03         12.61
                                                                ------        ------        ------        ------        ------
  Net investment income ($)                                       0.43          0.65          0.65          0.64          0.68
  Net realized and unrealized gain (loss) on investments,
  options, forward contracts, foreign currency and
  future contracts ($)                                            0.09          0.86          0.02         (0.84)         0.43
                                                                ------        ------        ------        ------        ------
Total from investment operations ($)                              0.52          1.51          0.67         (0.20)         1.11
                                                                ------        ------        ------        ------        ------
Dividends from net investment income ($)                         (0.60)        (0.64)        (0.69)        (0.66)        (0.69)
                                                                ------        ------        ------        ------        ------
Total distributions ($)                                          (0.60)        (0.64)        (0.69)        (0.66)        (0.69)
                                                                ------        ------        ------        ------        ------
Net asset value, end of year ($)                                 12.94         13.02         12.15         12.17         13.03
                                                                ======        ======        ======        ======        ======
Total return (%)(b)                                               4.20         12.75          5.67         (1.58)         9.07

Ratios/Supplemental Data
==============================================================================================================================
Net assets at end of year ($ thousands)                         74,747        82,963        84,327       106,902       129,976
Expense ratio (%)                                                 1.87          1.93          1.85          1.80          1.84
Expense ratio after expense reductions (%)                        1.86          1.92          1.85          1.79          1.84
Ratio of net investment income to average net assets (%)          3.34          5.20          5.49          5.12          5.33
Portfolio turnover rate (%)                                     175.05        134.55        148.88        213.70        160.89

                                                                                          Class C
                                                               ===============================================================
                                                                                    Years ended October 31
                                                               ---------------------------------------------------------------
Per-Share Data                                                 2002(a)(e)      2001(a)      2000(a)       1999(a)       1998(a)
==============================================================================================================================
Net asset value, beginning of year ($)                           13.03         12.16         12.18         13.04         12.62
                                                                ------        ------        ------        ------        ------
  Net investment income ($)                                       0.42          0.65          0.66          0.64          0.67
  Net realized and unrealized gain (loss) on investments,
  options, forward contracts, foreign currency and
  future contracts ($)                                            0.10          0.86          0.01         (0.84)         0.44
                                                                ------        ------        ------        ------        ------
Total from investment operations ($)                              0.52          1.51          0.67         (0.20)         1.11
                                                                ------        ------        ------        ------        ------
  Dividends from net investment income ($)                       (0.60)        (0.64)        (0.69)        (0.66)        (0.69)
                                                                ------        ------        ------        ------        ------
Total distributions ($)                                          (0.60)        (0.64)        (0.69)        (0.66)        (0.69)
                                                                ------        ------        ------        ------        ------
Net asset value, end of year ($)                                 12.95         13.03         12.16         12.18         13.04
                                                                ======        ======        ======        ======        ======
Total return (%)(b)                                               4.19         12.74          5.66         (1.58)         9.06

Ratios/Supplemental Data
==============================================================================================================================
Net assets at end of year ($ thousands)                         31,641        24,507        19,512        25,818        27,659
Expense ratio (%)                                                 1.87          1.93          1.85          1.80          1.84
Expense ratio after expense reductions (%)                        1.86          1.92          1.85          1.79          1.84
Ratio of net investment income to average net assets (%)          3.30          5.17          5.50          5.11          5.28
Portfolio turnover rate (%)                                     175.05        134.55        148.88        213.70        160.89

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   Not annualized.

(d)   Annualized.

(e) Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on all fixed income securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share by $0.16, increase net realized and unrealized gain per share by $0.16, and decrease the ratio of net investment income to average net assets by 1.24%. The statement of changes and the financial highlights for periods prior to November 1, 2001, have not been restated for this change in policy. These provide a summary of each share class's financial performance.

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                          Class S
                                                               ===============================================================
                                                                                    Years ended October 31
                                                               ---------------------------------------------------------------
Per-Share Data                                                 2002(a)(e)      2001(a)      2000(a)       1999(a)       1998(a)
==============================================================================================================================
Net asset value, beginning of year ($)                           13.06         12.18         12.20         13.06         12.64
                                                                ------        ------        ------        ------        ------
  Net investment income ($)*                                      0.55          0.78          0.78          0.75          0.81
  Net realized and unrealized gain (loss) on investments,
  foreign currency, forward contracts and future
  contracts ($)                                                   0.10          0.87          0.01         (0.83)         0.43
                                                                ------        ------        ------        ------        ------
Total from investment operations ($)                              0.65          1.65          0.79         (0.08)         1.24
                                                                ------        ------        ------        ------        ------
Dividends from net investment income ($)                         (0.73)        (0.77)        (0.81)        (0.78)        (0.82)
                                                                ------        ------        ------        ------        ------
Total distributions ($)                                          (0.73)        (0.77)        (0.81)        (0.78)        (0.82)
                                                                ------        ------        ------        ------        ------
Net asset value, end of year ($)                                 12.98         13.06         12.18         12.20         13.06
                                                                ======        ======        ======        ======        ======
Total return (%)(b)                                               5.22         13.93          6.71         (0.60)        10.13

Ratios/Supplemental Data

Net assets at end of year ($ thousands)                         15,338        13,775        13,418       187,373        31,468
Expense ratio (%)                                                 0.87          0.93          0.85          0.80          0.84
Expense ratio after expense reductions (%)                        0.86          0.92          0.85          0.79          0.84
Ratio of net investment income to average net assets (%)          4.33          6.18          6.39          5.94          6.38
Portfolio turnover rate (%)                                     175.05        134.55        148.88        213.70        160.89

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   Not annualized.

(d)   Annualized.

(e) Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on all fixed income securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share by $0.16, increase net realized and unrealized gain per share by $0.16, and decrease the ratio of net investment income to average net assets by 1.24%. The statement of changes and the financial highlights for periods prior to November 1, 2001, have not been restated for this change in policy.

The text and notes are an integral part of the financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Financial Trust and the Shareholders of
State Street Research Government Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Government Income Fund (a series of State Street Research Financial Trust, hereafter referred to as the "Trust") at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2002

20 State Street Research Government Income Fund

State Street Research Financial Trust

                                                                                   Number of Funds
      Name,      Position(s)  Term of Office                                       in Fund Complex              Other
     Address      Held with   and Length of        Principal Occupations             Overseen by          Directorships Held
   and Age (a)      Fund     Time Served (b)        During Past 5 Years          Trustee/Officer (c)      by Trustee/Officer
===============================================================================================================================
Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond    Trustee    Since 1999        Retired; formerly Chairman of the            25           Ceridian Corporation
(56)                                          Board, Chief Executive Officer and
                                              President, PictureTel Corporation
                                              (video conferencing systems)
-------------------------------------------------------------------------------------------------------------------------------
Steve A.         Trustee    Since 1997        Retired; formerly Senior Vice                45           Metropolitan Series
Garban (65)                                   President for Finance and                                 Fund, Inc.(d)
                                              Operations and Treasurer, The
                                              Pennsylvania State University
-------------------------------------------------------------------------------------------------------------------------------
Dean O.          Trustee    Since 1987        Retired; formerly Executive Vice             45           The Clorox Company;
Morton                                        President, Chief Operating Officer                        KLA-Tencor Corporation;
(70)                                          and Director, Hewlett-Packard                             BEA Systems, Inc.;
                                              Company (computer manufacturer)                           Cepheid; Pharsight
                                                                                                        Corporation; and
                                                                                                        Metropolitan Series
                                                                                                        Fund, Inc.(d)
-------------------------------------------------------------------------------------------------------------------------------
Susan M.         Trustee    Since 1998        Dean, School of Business and                 25           None
Phillips                                      Public Management, George
(57)                                          Washington University; formerly a
                                              member of the Board of Governors
                                              of the Federal Reserve System; and
                                              Chairman and Commissioner of the
                                              Commodity Futures Trading
                                              Commission
-------------------------------------------------------------------------------------------------------------------------------
Toby             Trustee    Since 1993        President, Founders Investments              45           A. P. Pharma, Inc.; and
Rosenblatt                                    Ltd. (investments); formerly                              Metropolitan Series Fund,
(64)                                          President, The Glen Ellen Company                         Inc.(d)
                                              (private investment firm)
-------------------------------------------------------------------------------------------------------------------------------
Michael S.       Trustee    Since 1987        Jay W. Forrester Professor of                45           Metropolitan Series Fund,
Scott Morton                                  Management, Sloan School of                               Inc.(d)
(65)                                          Management, Massachusetts
                                              Institute of Technology
-------------------------------------------------------------------------------------------------------------------------------
James M.         Trustee    Since 2002        Attorney; formerly Partner,                  25           SEI Investments Funds
Storey                                        Dechert (law firm)                                        (consisting of
(71)                                                                                                    104 portfolios); and The
                                                                                                        Massachusetts
                                                                                                        Health & Education Tax-
                                                                                                        Exempt Trust
===============================================================================================================================
Interested Trustee
-------------------------------------------------------------------------------------------------------------------------------
Richard S.       Trustee    Since 2000        Chairman of the Board, President             25           None
Davis++                                       and Chief Executive Officer of
(56)                                          State Street Research & Management
                                              Company; formerly Senior Vice
                                              President, Fixed Income
                                              Investments, Metropolitan Life
                                              Insurance Company; and Managing
                                              Director, J.P. Morgan Investment
                                              Management
===============================================================================================================================
Officers
-------------------------------------------------------------------------------------------------------------------------------
John R.          Vice       Since 2002        Managing Director of State Street             3           None
Borzilleri,      President  (previously       Research & Management Company;
MD (43)                     served from       formerly Senior Vice President,
                           1999 to 2001)      Vice President and equity analyst,
                                              State Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------
Miren            Vice       Since 2002        Senior Vice President of State                8           None
Etcheverry       President                    Street Research & Management
(47)                                          Company; formerly portfolio
                                              manager, Credit Agricole Asset
                                              Management; and portfolio manager
                                              John Hancock Funds
-------------------------------------------------------------------------------------------------------------------------------
C. Kim           Vice       Since 2002        Managing Director and Chief                  23           None
Goodwin          President                    Investment Officer-Equities of
(43)                                          State Street Research & Management
                                              Company; formerly Chief Investment
                                              Officer-U.S. Growth Equities,
                                              American Century; and Senior Vice
                                              President and portfolio manager,
                                              Putnam Investments
-------------------------------------------------------------------------------------------------------------------------------
John H. Kallis   Vice       Since 1987        Senior Vice President of State               11           None
(61)             President                    Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------
John S.          Vice       Since 2001        Managing Director, Chief Financial           25           None
Lombardo         President                    Officer and Director of State
(47)                                          Street Research & Management
                                              Company; formerly Executive Vice
                                              President, State Street Research &
                                              Management Company; and Senior
                                              Vice President, Product and
                                              Financial Management, MetLife Auto
                                              & Home
-------------------------------------------------------------------------------------------------------------------------------
Eleanor H.       Vice                         Senior Vice President of State                8           None
Marsh (42)       President  Since 2002        Street Research & Management
                                              Company; formerly Vice President,
                                              State Street Research & Management
                                              Company; and analyst and portfolio
                                              manager, Evergreen Investment
                                              Management Company
-------------------------------------------------------------------------------------------------------------------------------
Dan R.           Vice       Since 2002        Managing Director of State Street            15           None
Strelow (43)     President                    Research & Management Company;
                                              formerly Executive Vice President
                                              and Senior Vice President, State
                                              Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------
Kennard          Vice       Since 2000        Senior Vice President of State                9           None
Woodworth,       President                    Street Research & Management
Jr. (64)                                      Company
-------------------------------------------------------------------------------------------------------------------------------
Douglas A.       Treasurer  Since 2001        Senior Vice President and                    25           None
Romich                                        Treasurer of State Street Research
(45)                                          & Management Company; formerly
                                              Vice President and Assistant
                                              Treasurer, State Street Research &
                                              Management Company
-------------------------------------------------------------------------------------------------------------------------------
Francis J.       Secretary  Since 1995        Managing Director, General Counsel           25           None
McNamara, III                                 and Secretary of State Street
(47)                                          Research & Management Company;
                                              formerly Executive Vice President,
                                              State Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.

++ Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

Glossary

12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security.
Also called "face value" or "par value."

[LOGO] STATE STREET RESEARCH                                   -----------------
One Financial Center o Boston, MA 02111-2690                       PRSRT STD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                 PERMIT #6
                                                                  HUDSON, MA
                                                               -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[COMPUTER]  E-mail
            info@ssrfunds.com

[PHONE]     Phone
            1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese- and Spanish-speaking: 1-888-638-3193

[FAX]       Fax
            1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

[MAILBOX]   Mail
            State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

For 24-Hour
Automated Access
to Your Account

[PHONE]  1-87-SSR-FUNDS
         ----------------
         (1-877-773-8637)

www.ssrfunds.com

OverView
--------------------------------------------------------------------------------
For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our web site at www.ssrfunds.com.

Webcasts
--------------------------------------------------------------------------------
[GRAPHIC]   For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research web cast.

Complete Fund Listing
--------------------------------------------------------------------------------
[GRAPHIC]   For a list of our funds, visit our web site at www.ssrfunds.com under Research Our Funds.

State Street Research
FYI
--------------------------------------------------------------------------------
[COMPUTER]  State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

            Did you know that you can give a State Street Research mutual fund as a gift? To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

[GRAPHIC]   The DALBAR awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

--------------------------------------------------------------------------------
This report must be accompanied or preceded by a current State Street Research Government Income Fund prospectus. When used after December 31, 2002, this report must be accompanied by the most recent Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund, call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

(C)2002 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690
Cover Image:(C)Hisham F. Ibrahim/ PhotoDisc/PictureQuest

CONTROL NUMBER:(exp1203)SSR-LD                                      GI-2849-1202

[LOGO] STATE STREET RESEARCH

International Equity Fund
--------------------------------------------------------------------------------
               [GRAPHIC]
               Annual Report to Shareholders
               October 31, 2002

In This Report
                               Review of
                               Fund Performance

                               plus
                                 A Message from the Chairman
                                 Comments from the Fund's Manager
                                 Key Facts and Financial Statements

Contents

2   12-Month Review
    A look at the fund and its market environment over the past 12 months

4   Performance in Perspective
    The most recent performance in the context of the fund's track record

6   The Fund in Detail
    Portfolio holdings, financials and notes

From the Chairman

Investor Confidence
is the bedrock of the financial markets, and it has been shaken over the past year by national tragedy, economic uncertainty and corporate scandal. At State Street Research, we have managed investments through other such difficult times. We are confident that the U.S. financial markets are as strong as the companies, the institutions and the workers that comprise them. Although we can neither predict nor control the markets, we will continue to rely on our experience and our research expertise, because it is the way we think that sets us apart.

[Photo of Richard S. Davis]
Richard S. Davis

In the report that follows, your portfolio managers talk in more detail about the reasons for the fund's performance in a period of uncertainty and where they see opportunity for the period ahead. We look forward to continuing to help you reach your long-term financial goals.

As always, thank you for choosing State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis, Chairman
October 31, 2002

[GRAPHIC]
12-Month Review   Management's Discussion of Fund Performance Part 1

                           How State Street Research
                      International Equity Fund Performed

State Street Research International Equity Fund returned -16.56% for the 12-month period ended October 31, 2002.(1) That was less than the MSCI EAFE(R) Index, which returned -13.21% for the same period.(2)

Reasons for the Fund's Performance

Weak stock selection in the technology, telecommunications and consumer cyclical sectors was the primary reason for the fund's underperformance relative to its benchmark. Our three disappointing performers were Japan's Advantest, a manufacturer of semiconductor memory testers; Invensys, the United Kingdom's leading production technology and energy resource management company; and U.K.-based mobile telecommunications provider Vodafone.

Our stock picks in defensive, interest rate-sensitive and industrial cyclical sectors helped relative performance. The three top contributors were South Korea's Samsung Electronics, Canadian paper company Domtar and Norway's mobile telecommunications provider LM Ericsson. We continue to hold both LM Ericsson and Samsung; however, we sold Domtar.

Looking Ahead

We expect the U.S. to lead the world economy out of recession and have positioned the portfolio in companies geared to benefit from a U.S. turnaround as well as companies that have achieved profit growth through cost-cutting measures. We reduced our emphasis on technology and telecommunications as the timing on a U.S. economic recovery showed signs of being delayed. At the same time, we increased our exposure to defensive sectors.

More of Management's Discussion of Fund Performance on pages 4 and 5.

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)

     -16.56% [DOWN ARROW]

"We have positioned the portfolio in companies geared to benefit from a U.S. turnaround."

MSCI EAFE Index(2)

     -13.21% [DOWN ARROW]


2 State Street Research International Equity Fund

--------------------------------------------------------------------------------
The Fund at a Glance as of 10/31/02

State Street Research International Equity Fund: An aggressive growth fund investing in stocks of foreign companies.

Hits & Misses

[GRAPHIC]
Samsung Electronics

South Korea's Samsung Electronics benefited from the brief technology rally that ended in the first quarter of 2002. We reduced our position to take profits.

[GRAPHIC]
Invensys

Although management's restructuring plan is ahead of target, recent interim results disappointed as a result of adverse currency moves, restructuring costs and investor skepticism.

                         Total Net Assets: $48 million
--------------------------------------------------------------------------------

Top 10 Holdings

       Issuer/Security            % of fund assets

 1     Takeda Chemical Industries             5.2%
 2     CNOOC                                  4.9%
 3     Sagem                                  4.7%
 4     British Sky Broadcasting               4.6%
 5     Denso                                  4.2%
 6     LM Ericsson                            4.2%
 7     Cathay Pacific Airways                 3.9%
 8     The Swatch Group                       3.8%
 9     Autoliv                                3.5%
10     Carrefour                              3.4%
       Total                                 42.4%

See page 9 for more detail.

Performance: Class A

Fund average annual total return as of 10/31/02(3,5,6)
(does not reflect sales charge)

1 Year        5 Years        10 Years
-------------------------------------
-16.56%        -1.29%        4.39%

MSCI EAFE Index as of 10/31/02(2)

1 Year        5 Years        10 Years
-------------------------------------
-13.21%        -3.12%        4.05%

Fund average annual total return as of 9/30/02(3,4,5,6)
(at maximum applicable sales charge)

1 Year        5 Years        10 Years
-------------------------------------
-18.57%        -4.27%        3.20%

MSCI EAFE Index as of 9/30/02(2)

1 Year        5 Years        10 Years
-------------------------------------
-15.53%        -5.65%        2.95%

See pages 4 and 5 for data on other share classes.

--------------------------------------------------------------------------------
5 Largest Country Positions
by % of fund assets

October 31, 2002

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

Japan                        26.8%
United Kingdom               14.4%
Sweden                       11.7%
France                        9.0%
Hong Kong                     8.8%

October 31, 2001

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

United Kingdom               21.1%
Japan                        17.9%
Finland                       8.4%
France                        7.0%
Netherlands                   6.2%

--------------------------------------------------------------------------------
Ticker Symbols
State Street Research International Equity Fund
Class A: SSIEX Class B(1): SSNPX* Class B: SSNBX Class C: SSNDX Class S: SSNCX

--------------------------------------------------------------------------------

(1)   Does not reflect sales charge.
(2) The MSCI EAFE Index is comprised of stocks from Europe, Australasia and the Far East. The index is unmanaged and does not take sales charges into consideration. It is not possible to invest directly in the index.
(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.
(4)   Performance reflects a maximum 5.75% Class A share front-end sales charge.
(5) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.
(6) Investments in foreign securities pose additional risks not associated with domestic securities, such as changes in exchange rates, and different government regulations, economic conditions and accounting standards.
*     Proposed

[GRAPHIC]
Performance in Perspective   Management's Discussion of Fund Performance Part 2

                   Performance Figures as of October 31, 2002

These two pages focus on the fund's long-term track record. While a mutual fund's past performance is not a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance. Three ways of measuring long-term performance are cumulative returns, average annual returns and the change in dollar value over time of a given investment. Information about these measures follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return

This represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated.

Average Annual Total Return

Average annual total return percentage is the rate you would have had to earn during each year of a given time period --say, five years--in order to end up with the fund's actual cumulative return for those five years. In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Ten Years

This example is similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000 (less the applicable maximum sales charge, if any). It also compares fund performance to the performance of a market index.

--------------------------------------------------------------------------------
Class A Front Load

o Initial sales charge of 5.75% or less, with lower sales charges for larger investments (see a prospectus for details)
o Lower annual expenses than Class B(1) or Class C shares because of lower service (12b-1) fee of 0.30%

                                            1 Year      5 Years       10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)             -16.56%      -6.29%         53.63%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)        -21.36%     -11.66%         44.80%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)        -21.36%      -2.45%          3.77%

$10,000 Over Ten Years
(reflects maximum applicable sales charge)

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]
                             MSCI
             Class A      EAFE Index      MSCI EAFE GDP Index
'92           9425          10000                10000
'93          13965          13746                13622
'94          17093          15133                15028
'95          15320          15077                15103
'96          15123          16656                16717
'97          15451          17427                18118
'98          16911          19108                21198
'99          21480          23509                26740
'00          24444          22827                26098
'01          17354          17136                19349
'02          14480          14873                16497

--------------------------------------------------------------------------------
Class B(1) Back Load

o     No initial sales charge
o     Deferred sales charge of 5% or less on shares you sell within six years
o     Annual distribution/service (12b-1) fee of 1.00%
o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                            1 Year      5 Years       10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)             -17.26%      -9.77%         43.88%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)        -21.40%     -11.39%         43.88%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)        -21.40%      -2.39%          3.70%

$10,000 Over Ten Years
(reflects maximum applicable sales charge)

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

          Class B(1)    MSCI EAFE Index   MSCI EAFE GDP Index
'92        10000          10000                10000
'93        14817          13746                13622
'94        18053          15133                15028
'95        16050          15077                15103
'96        15737          16656                16717
'97        15946          17427                18118
'98        17321          19108                21198
'99        21877          23509                26740
'00        24696          22827                26098
'01        17389          17136                19349
'02        14388          14873                16497


4    State Street Research International Equity Fund

Class B Back Load
(only available through exchanges from another Class B account)

o     No initial sales charge
o     Deferred sales charge of 5% or less on shares you sell within five years
o     Annual distribution/service (12b-1) fee of 1.00%
o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                            1 Year      5 Years       10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)             -17.26%      -9.77%         43.87%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)        -21.40%     -11.39%         43.87%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)        -21.40%      -2.39%          3.70%

$10,000 Over Ten Years
(reflects maximum applicable sales charge)

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

            Class B     MSCI EAFE Index    MSCI EAFE GDP Index
'92          10000          10000                10000
'93          14817          13746                13622
'94          18053          15133                15028
'95          16050          15077                15103
'96          15737          16656                16717
'97          15946          17427                18118
'98          17321          19108                21198
'99          21877          23509                26740
'00          24714          22827                26098
'01          17389          17136                19349
'02          14387          14873                16497

--------------------------------------------------------------------------------
Class C Level Load

o     No initial sales charge
o Deferred sales charge of 1%, paid if you sell shares within one year of purchase
o     Lower deferred sales charge than Class B(1) shares
o     Annual distribution/service (12b-1) fee of 1.00%
o No conversion to Class A shares after eight years, so annual expenses do not decrease

                                            1 Year      5 Years       10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)             -17.29%      -9.66%         44.05%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)        -18.12%      -9.66%         44.05%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)        -18.12%      -2.01%          3.72%

$10,000 Over Ten Years
(reflects maximum applicable sales charge)

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

            Class C    MSCI EAFE Index    MSCI EAFE GDP Index
'92          10000          10000                10000
'93          14817          13746                13622
'94          18053          15133                15028
'95          16050          15077                15103
'96          15720          16656                16717
'97          15946          17427                18118
'98          17321          19108                21198
'99          21855          23509                26740
'00          24703          22827                26098
'01          17418          17136                19349
'02          14405          14873                16497

--------------------------------------------------------------------------------
Class S Special Programs

o Available through certain retirement accounts, advisory accounts of the investment manager and other programs that usually involve special conditions and separate fees (see a prospectus for details)
o     No sales charges of any kind
o No distribution/service (12b-1) fees; annual expenses are lower than for other share classes

                                            1 Year      5 Years       10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)             -16.44%      -5.11%         57.01%
Cumulative Total Return
(at maximum applicable sales charge)        -16.44%      -5.11%         57.01%
Average Annual Total Return
(at maximum applicable sales charge)        -16.44%      -1.04%          4.61%

$10,000 Over Ten Years
(reflects maximum applicable sales charge)

                           MSCI
            Class S      EAFE Index       MSCI EAFE GDP Index
'92          10000          10000                10000
'93          14817          13746                13622
'94          18185          15133                15028
'95          16338          15077                15103
'96          16164          16656                16717
'97          16547          17427                18118
'98          18165          19108                21198
'99          23156          23509                26740
'00          26435          22827                26098
'01          18791          17136                19349
'02          15701          14873                16497

A Closer Look [GRAPHIC]

12b-1 fees

12b-1 fees are named after the SEC rule that permits them.

The fund pays 12b-1 fees to cover service and distribution costs. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover selling and marketing expenditures for the sale of fund shares.

The fund pays 12b-1 fees out of its assets, so shareholders see them as an indirect charge rather than a direct charge.

All of the performance figures on these pages assume reinvestment of dividends and distributions.

The average annual total returns for the fund also include the effects of any fees and sales charges that would apply for each share class.

The MSCI EAFE Index is a market capitalization-weighted index. The MSCI EAFE GDP Index is based on a country's gross domestic product (GDP) weight. The indexes are comprised of stocks from Europe, Australasia and the Far East. The indexes are unmanaged and do not take transaction charges into consideration. It is not possible to invest directly in an index.

Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate and you may have a gain or loss when you sell your shares.

Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced January 1, 1999.

The returns shown above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, or the redemption of fund shares. The fund's performance is not necessarily an indication of how the fund will perform in the future.

Investments in foreign securities pose additional risks not associated with domestic securities, such as changes in exchange rates, and different government regulations, economic conditions and accounting standards.

[GRAPHIC]
The Fund in Detail

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the past fiscal year leading up to the report date and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

[GRAPHIC]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 7 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


6 State Street Research International Equity Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research International Equity Fund is a mutual fund. A mutual fund allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Financial Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

o The investment manager at the time of this report, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

o The distributor at the time of this report, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

o The custodian at the time of this report, State Street Bank & Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor at the time of this report are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank & Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firms' employee benefit plans and other sponsored arrangements.

State Street Research & Management Company has sold its business relating to the management and distribution of the fund to Quantitative Investment Advisors, Inc. and U.S. Boston Capital Corporation, respectively. The acquisition occurred at a closing held on December 6, 2002. As a result of the closing, the advisory agreement between the fund and State Street Research & Management Company and the distribution agreement between the fund and State Street Research Investment Services, Inc. were terminated. Quantitative Investment Advisors, Inc. and U.S. Boston Capital Corporation now serve as investment adviser and distributor, respectively.

A Special Meeting of Shareholders of the fund has been tentatively scheduled for March 2003. At this meeting, shareholders of the fund will be asked to consider and approve a plan of reorganization between the fund and the Quant Foreign Value Fund. If the proposed reorganization is approved by shareholders of the fund, the Quant Foreign Value Fund would acquire substantially all of the assets and liabilities of the fund. In exchange, shareholders of the fund would receive shares of the Quant Foreign Value Fund with an aggregate value equivalent to the aggregate net asset value of the their fund shares at the time of the transaction. If the proposed reorganization is not approved by shareholders of the fund, the Board of Trustees will need to consider other alternatives relating to the management and operations of the fund, including, without limitation, seeking an alternative investment adviser for the fund or seeking shareholder approval to liquidate the fund.

Goal and Strategy

The fund seeks to provide long-term growth of capital by investing primarily in common stocks and equity-related securities of non-U.S. companies.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

o Securities maturing within sixty days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

o Other securities - The fund prices these securities at fair value under procedures established and supervised by the trustees.

o Foreign securities - If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

o     Interest - The fund accrues interest daily as it earns it.

o     Cash dividends - The fund accrues these on the ex-dividend date.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest and dividends earned, less the estimated daily expenses of the fund.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used accounting principles generally accepted in the United States. The difference is primarily due to differing treatments for foreign currency transactions and wash sale deferrals. The fund distributes its earnings on the following schedule:

o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any.

o     Net realized capital gains - The fund distributes these annually, if any.

If the fund has no earnings to distribute, it won't make a distribution.

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code. As such, the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.


8 State Street Research International Equity Fund

Portfolio Holdings
--------------------------------------------------------------------------------
October 31, 2002

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller subgroups as well. For example, we have grouped this fund's stocks by country of incorporation.

The solid black circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.

o Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

      Issuer                                           Shares           Value
      -----------------------------------------------------------------------

      Common Stocks 95.6% of net assets

      Australia 5.6%
      Broken Hill Proprietary Co.                     219,000      $1,177,665
      QBE Insurance Group Ltd.                        357,100       1,525,930
                                                                   ----------
                                                                    2,703,595
                                                                   ----------
      Croatia 1.4%
      Pliva DDo                                        56,000         677,600
                                                                   ----------

      France 9.0%
(10)  Carrefour SA                                     35,000       1,621,602
      Renault SA                                       17,000         798,052
      CNP Assurances SA                                19,000         673,180
      Groupe Danone                                     9,700       1,255,832
                                                                   ----------
                                                                    4,348,666
                                                                   ----------
      Germany 1.6%
      Continental AG*                                  53,000         757,937
                                                                   ----------

      Hong Kong 8.8%
(7)   Cathay Pacific Airways Ltd.                   1,345,000       1,888,331
(2)   CNOOC Ltd.                                    1,915,100       2,381,797
                                                                   ----------
                                                                    4,270,128
                                                                   ----------

      Italy 3.4%
      Autostrade SpA                                  104,500         862,365
      Saipem SpA                                      140,800         759,773
                                                                   ----------
                                                                    1,622,138
                                                                   ----------

      Japan 26.8%
(5)   Denso Corp.                                     129,000       2,052,189
      FANUC Ltd.                                       22,500         888,894
      Fujisawa Pharmaceutical Company Ltd.             58,000       1,124,425
      Mitsubishi Tokyo Financial                          220       1,431,841
      Nikon Corp.*                                    195,800       1,365,249
      Rohm Company Ltd.                                 4,800         603,299
      Sumitomo Trust & Banking                        323,000       1,473,384
(1)   Takeda Chemical Industries Ltd.                  61,000       2,529,141
      Tokyo Broadcasting System                       107,000       1,464,261
                                                                   ----------
                                                                   12,932,683
                                                                   ----------

      Netherlands 4.1%
      Heineken NV                                      31,000       1,242,954
      Hunter Douglas NV                                31,100         762,256
                                                                   ----------
                                                                    2,005,210
                                                                   ----------

      Norway 2.0%
      Norsk Hydro ASA                                  25,600         983,717
                                                                   ----------

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
October 31, 2002

      Issuer                                           Shares           Value
      -----------------------------------------------------------------------

      Sweden 11.7%
      ASSA ABLOY AB                                   101,800      $1,002,983
(9)   Autoliv Inc. o                                   86,900       1,669,789
(6)   LM Ericsson Cl. B*                            2,541,500       2,047,477
      Skandinaviska Enskilda Banken AB                108,800         941,658
                                                                   ----------
                                                                    5,661,907
                                                                   ----------

      Switzerland 6.8%
      Novartis AG                                      38,500       1,464,660
(8)   The Swatch Group AG                             112,000       1,835,259
                                                                   ----------
                                                                    3,299,919
                                                                   ----------

      United Kingdom 14.4%
      Anglo American PLC                               51,800         662,429
      Associated British Foods PLC                    109,700         998,127
(4)   British Sky Broadcasting PLC*                   234,000       2,207,747
      GlaxoSmithKline PLC                              79,400       1,514,386
      Invensys PLC                                  1,572,500       1,573,356
                                                                   ----------
                                                                    6,956,045
                                                                   ----------

      Total Common Stocks                                          46,219,545(1)
                                                                   ----------

      Equity-Related Securities
      7.3% of net assets
(3)   Sagem SA Pfd.                                    44,300      $2,254,756
      Samsung Electronics Ltd. Pfd.                     9,500       1,273,396
                                                                   ----------

     Total Equity-Related Securities                                3,528,152(2)
                                                                   ----------

--------------------------------------------------------------------------------
(1) The fund paid a total of $49,922,629 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) The fund paid a total of $2,336,265 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10 State Street Research International Equity Fund

                                                    % of
                                                  Net Assets        Value
------------------------------------------------------------------------------
Summary of Portfolio Assets

Total Investments                                   102.9%        $49,747,697(1)
Other Assets, Less Liabilities                       (2.9%)        (1,396,602)
                                                    -----         -----------
Net Assets                                          100.0%        $48,351,095
                                                    =====         ===========

--------------------------------------------------------------------------------
(1) The fund paid a total of $52,258,894 for these securities.
--------------------------------------------------------------------------------

Federal Income Tax Information

At October 31, 2002, the net unrealized depreciation of investments based on cost for federal income tax purposes of $52,476,082 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there is an excess of value over tax cost                   $2,917,078

Aggregate gross unrealized depreciation for all investments
in which there is an excess of tax cost over value                   (5,645,463)
                                                                    -----------
                                                                    ($2,728,385)
                                                                    ===========

At October 31, 2002, the fund had a capital loss carryforward of $7,121,135 available, to the extent provided in regulations, to offset future capital gains, if any, of which $2,624,608 and $4,496,527 expires on October 31, 2009 and 2010, respectively.

            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
October 31, 2002

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets
Investments, at value*                                           $49,747,697(1)
Collateral for securities on loan                                  2,928,487
Receivable for fund shares sold                                      363,586
Dividends receivable                                                  50,661
Receivable from distributor                                           33,026
Foreign tax receivable                                                26,304
Other assets                                                          22,763
                                                                 -----------
                                                                  53,172,524

Liabilities
Payable for collateral received on
 securities loaned                                                 2,928,487
Payable for fund shares redeemed                                   1,275,550
Payable to custodian                                                 215,102(2)
Accrued transfer agent and shareholder services                       61,965
Accrued management fee                                                43,100
Accrued distribution and service fees                                 21,165
Accrued trustees' fees                                                18,894
Accrued administration fee                                            10,338
Other accrued expenses                                               246,828
                                                                 -----------
                                                                   4,821,429
                                                                 -----------

Net Assets                                                       $48,351,095
                                                                 ===========
Net Assets consist of:
  Unrealized depreciation of investments                         ($2,511,197)
  Unrealized appreciation of foreign currency                          1,036
  Accumulated net realized loss                                   (7,338,323)(3)
  Paid-in capital                                                 58,199,579
                                                                 -----------
                                                                 $48,351,095(4)
                                                                 ===========

* Includes securities on loan valued at $2,840,049

--------------------------------------------------------------------------------
(1) The fund paid a total of $52,258,894 for these securities.
--------------------------------------------------------------------------------
(2) As part of the custodian contract between the custodian bank and the fund, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At October 31, 2002, the payable to the custodian bank represents the amount due for cash advanced for the settlement of a security purchased.
--------------------------------------------------------------------------------
(3) To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment. The fund reclassified for book purposes amounts arising from permanent book/tax differences primarily relating to net operating losses and investments in passive foreign investment companies. At October 31, 2002, the components of distributable earnings on a tax basis differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences largely arising from wash sales and capital loss carryforwards. At October 31, 2002, the tax basis distributable earnings were: $0 in undistributed ordinary income, $0 in undistributed short-term capital gains and $0 in undistributed long-term capital gains.
--------------------------------------------------------------------------------
(4)                Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class       Net Assets    /    Number of Shares    =     NAV

A          $24,432,848            3,090,735             $7.91*
B(1)        $6,706,512              902,545             $7.43**
B           $6,865,661              923,841             $7.43**
C           $1,480,135              198,490             $7.46**
S           $8,865,939            1,097,357             $8.08

*     Maximum offering price per share = $8.39 ($7.91 / 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


12 State Street Research International Equity Fund

Statement of Operations
--------------------------------------------------------------------------------
For the year ended October 31, 2002

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income
Dividends, net of foreign taxes                                   $961,797(1)
Interest                                                           129,711(2)
                                                               -----------
                                                                 1,091,508

Expenses
Management fee                                                     604,394(3)
Transfer agent and shareholder services                            339,733(4)
Custodian fee                                                      163,360
Reports to shareholders                                            126,828
Distribution and service fees - Class A                             97,450(5)
Distribution and service fees - Class B(1)                          75,576(5)
Distribution and service fees - Class B                            108,582(5)
Distribution and service fees - Class C                             19,651(5)
Administration fee                                                  87,766(6)
Registration fees                                                   70,128
Audit fee                                                           27,720
Trustees' fees                                                      12,766(7)
Legal fees                                                           4,536
Miscellaneous                                                       16,146
                                                               -----------
                                                                 1,754,636
Expenses borne by the distributor                                 (383,694)(8)
Fees paid indirectly                                               (19,946)(9)
                                                               -----------
                                                                 1,350,996
                                                               -----------
Net investment loss                                               (259,488)
                                                               -----------

Realized and Unrealized Gain (Loss)
on Investments, Foreign Currency
and Forward Contracts
Net realized loss on investments                                (4,223,813)(10)
Net realized loss on foreign currency and
 forward contracts                                                  (4,695)
                                                               -----------
 Total net realized loss                                        (4,228,508)
                                                               -----------
Change in unrealized depreciation
 of investments                                                 (3,378,156)
Change in unrealized appreciation of
 foreign currency and forward contracts                             45,893
                                                               -----------
 Total change in unrealized depreciation                        (3,332,263)
                                                               -----------
Net loss on investments, foreign currency
 and forward contracts                                          (7,560,771)
                                                               -----------
Net decrease in net assets resulting
 from operations                                               ($7,820,259)
                                                               ===========

--------------------------------------------------------------------------------
(1) The fund paid foreign taxes of $122,336.
--------------------------------------------------------------------------------
(2) Includes $78,948 in income from the lending of portfolio securities. As of the report date, the fund had a total of $2,840,049 of securities out on loan and was holding a total of $2,928,487 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to those loans.
--------------------------------------------------------------------------------
(3) The management fee is 0.95% of fund net assets, annually.
--------------------------------------------------------------------------------
(4) Includes a total of $164,684 paid to the distributor and MetLife for services provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratio as the transfer agent costs.
--------------------------------------------------------------------------------
(5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of October 31, 2002, there were $1,924,621, $918,635 and $1,182,314 for Class A, Class B and Class C,
respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(6) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------
(7) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(8) Represents the share of expenses that the fund's distributor and its affiliates paid voluntarily.
--------------------------------------------------------------------------------
(9) Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(10) The fund sold $92,158,779 worth of securities. During this same period, the fund also bought $86,668,204 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                      Years ended October 31
                                                 ------------------------------
                                                      2002              2001
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations:
Net investment loss                                ($259,488)         ($635,644)
Net realized loss on
 investments, foreign currency
 and forward contracts                            (4,228,508)        (2,834,823)
Change in unrealized depreciation
 of investments, foreign currency
 and forward contracts                            (3,332,263)       (18,037,357)
                                                 ------------------------------
Net decrease resulting
 from operations                                  (7,820,259)       (21,507,824)
                                                 ------------------------------

Distribution from capital gains:
  Class A                                                 --         (1,962,763)
  Class B(1)                                              --           (491,144)
  Class B                                                 --         (1,265,907)
  Class C                                                 --           (176,531)
  Class S                                                 --           (920,438)
                                                 ------------------------------
                                                          --         (4,816,783)
                                                 ------------------------------
Net decrease from fund share
 transactions                                    (10,864,866)(1)     (1,530,667)
                                                 ------------------------------
Total decrease in net assets                     (18,685,125)       (27,855,274)

Net Assets
Beginning of year                                 67,036,220         94,891,494
                                                 ------------------------------
End of year                                      $48,351,095        $67,036,220
                                                 ==============================

The text and notes are an integral part of the financial statements.


14   State Street Research International Equity Fund

These transactions break down by share class as follows:

                                                              Years ended October 31
                                       -----------------------------------------------------------------------
                                                    2002                                    2001
                                       -----------------------------------------------------------------------
Class A                                   Shares             Amount               Shares             Amount
==============================================================================================================
Shares sold                             25,077,688        $238,300,420*         60,601,130        $684,802,632
Issued upon reinvestment of
 distribution from capital gains                --                  --             151,185           1,895,514
Shares redeemed                        (25,489,225)       (243,916,404)        (60,357,606)       (688,289,132)
                                       -----------------------------------------------------------------------
Net increase (decrease)                   (411,537)        ($5,615,984)            394,709         ($1,590,986)
                                       =======================================================================

Class B(1)                                Shares             Amount               Shares             Amount
==============================================================================================================
Shares sold                                286,296          $2,497,183**           292,451          $3,349,489
Issued upon reinvestment of
 distribution from capital gains                --                  --              40,597             488,388
Shares redeemed                           (175,451)         (1,527,749)***        (121,905)         (1,312,128)
                                       -----------------------------------------------------------------------
Net increase                               110,845            $969,434             211,143          $2,525,749
                                       =======================================================================

Class B                                   Shares             Amount               Shares             Amount
==============================================================================================================
Shares sold                                 40,231            $367,910              47,476            $559,905
Issued upon reinvestment of
 distribution from capital gains                --                  --             100,289           1,206,471
Shares redeemed                           (575,222)         (5,132,292)***        (334,775)         (3,793,875)
                                       -----------------------------------------------------------------------
Net decrease                              (534,991)        ($4,764,382)           (187,010)        ($2,027,499)
                                       =======================================================================

Class C                                    Shares             Amount               Shares             Amount
==============================================================================================================
Shares sold                                668,400          $5,644,771**         3,684,757         $39,978,396
Issued upon reinvestment of
 distribution from capital gains --             --              13,135             158,414
Shares redeemed                           (707,085)         (6,051,053)****     (3,719,000)        (40,628,981)
                                       -----------------------------------------------------------------------
Net decrease                               (38,685)          ($406,282)            (21,108)          ($492,171)
                                       =======================================================================

Class S                                    Shares             Amount               Shares             Amount
==============================================================================================================
Shares sold                                893,010          $8,230,661             480,251          $4,991,281
Issued upon reinvestment of
 distribution from capital gains                --                  --              70,459             904,699
Shares redeemed                           (984,036)         (9,278,313)           (543,177)         (5,841,740)
                                       -----------------------------------------------------------------------
Net increase (decrease)                    (91,026)        ($1,047,652)              7,533             $54,240
                                       =======================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share. At October 31, 2002, MetLife owned 51,711 Class B(1) shares of the fund.

* Sales charges of $202,747 and $37,743 were collected by the distributor and MetLife.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $54,315 and $91 for Class B(1) and Class C, respectively, were paid by the distributor, not the fund.

*** Includes $19,349 and $6,739 in deferred sales charges collected by the distributor for Class B(1) and Class B, respectively.

****  Includes $2,390 in deferred sales charges collected by the distributor.

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

These provide a summary of each share class's financial performance.

                                                                                     Class A
                                                   =============================================================================
                                                                              Years ended October 31
                                                   -----------------------------------------------------------------------------
Per-Share Data                                      2002(a)         2001(a)            2000(a)             1999(a)       1998(a)
================================================================================================================================
Net asset value, beginning of year ($)               9.48           14.19              12.85               10.31          9.42
                                                   ------          ------             ------              ------        ------
  Net investment loss ($)*                          (0.02)          (0.06)             (0.06)              (0.06)        (0.01)
  Net realized and unrealized gain (loss) on
  investments, foreign currency and forward
  contracts ($)                                     (1.55)          (3.86)              1.85                2.81          0.90
                                                   ------          ------             ------              ------        ------
Total from investment operations ($)                (1.57)          (3.92)              1.79                2.75          0.89
                                                   ------          ------             ------              ------        ------
  Dividend from net investment income ($)              --              --                 --               (0.21)           --
  Distributions from capital gains ($)                 --           (0.79)             (0.45)                 --            --
                                                   ------          ------             ------              ------        ------
Total distributions ($)                                --           (0.79)             (0.45)              (0.21)           --
                                                   ------          ------             ------              ------        ------
Net asset value, end of year ($)                     7.91            9.48              14.19               12.85         10.31
                                                   ======          ======             ======              ======        ======
Total return (%)(b)                                (16.56)         (29.01)             13.80               27.02          9.45

Ratios/Supplemental Data
================================================================================================================================
Net assets at end of year ($ thousands)            24,433          33,189             44,084              22,667        15,104
Expense ratio (%)*                                   1.98            1.99               1.93                1.92          1.90
Expense ratio after expense reductions (%)*          1.95            1.95               1.93                1.90          1.90
Ratio of net investment loss to average net
 assets (%)*                                        (0.24)          (0.56)             (0.35)              (0.54)        (0.20)
Portfolio turnover rate (%)                        144.36          199.08              77.61               78.04        116.28
*Reflects voluntary reduction of expenses of
  these amounts (%)                                  0.60            0.33               0.24                0.42          0.75

                                                                                      Class B(1)
                                                              =========================================================
                                                                                                      January 1, 1999
                                                                      Years ended October 31,        (commencement of
                                                              -------------------------------------     share class)
Per-Share Data                                                 2002(a)        2001(a)       2000(a) October 31, 1999(a)
=======================================================================================================================
Net asset value, beginning of year ($)                           8.98         13.59          12.42          10.63
                                                               ------        ------          -----          -----
  Net investment loss ($)*                                      (0.08)        (0.14)         (0.16)         (0.11)
  Net realized and unrealized gain (loss) on
  investments, foreign currency and forward
  contracts ($)                                                 (1.47)        (3.68)          1.78           1.90
                                                               ------        ------          -----          -----
Total from investment operations ($)                            (1.55)        (3.82)          1.62           1.79
                                                               ------        ------          -----          -----
Distributions from capital gains ($)                               --         (0.79)         (0.45)            --
                                                               ------        ------          -----          -----
Total distributions ($)                                            --         (0.79)         (0.45)            --
                                                               ------        ------          -----          -----
Net asset value, end of year ($)                                 7.43          8.98          13.59          12.42
                                                               ======        ======          =====          =====
Total return (%)(b)                                            (17.26)       (29.59)         12.89          16.84(c)

Ratios/Supplemental Data
=======================================================================================================================
Net assets at end of year ($ thousands)                         6,707         7,110          7,887          2,433
Expense ratio (%)*                                               2.68          2.69           2.65           2.67(d)
Expense ratio after expense reductions (%)*                      2.65          2.65           2.65           2.65(d)
Ratio of net investment loss to average net
 assets (%)*                                                    (0.91)        (1.25)         (1.02)         (1.29)(d)
Portfolio turnover rate (%)                                    144.36        199.08          77.61          78.04
* Reflects voluntary reduction of expenses of
 these amounts (%)                                               0.56          0.33           0.24           0.42(d)

The text and notes are an integral part of the financial statements.

16   State Street Research International Equity Fund

                                                                                      Class B
                                                   =============================================================================
                                                                              Years ended October 31
                                                   -----------------------------------------------------------------------------
Per-Share Data                                      2002(a)         2001(a)            2000(a)             1999(a)       1998(a)
================================================================================================================================
Net asset value, beginning of year ($)               8.98           13.59              12.42                9.95          9.16
                                                   ------          ------             ------              ------        ------
  Net investment loss ($)*                          (0.08)          (0.15)             (0.17)              (0.14)        (0.05)
  Net realized and unrealized gain (loss)
  on investments, foreign currency and forward
  contracts ($)                                     (1.47)          (3.67)              1.79                2.73          0.84
                                                   ------          ------             ------              ------        ------
Total from investment operations ($)                (1.55)          (3.82)              1.62                2.59          0.79
                                                   ------          ------             ------              ------        ------
  Dividend from net investment income ($)              --              --                 --               (0.12)           --
  Distributions from capital gains ($)                 --           (0.79)             (0.45)                 --            --
                                                   ------          ------             ------              ------        ------
Total distributions ($)                                --           (0.79)             (0.45)              (0.12)           --
                                                   ------          ------             ------              ------        ------
Net asset value, end of year ($)                     7.43            8.98              13.59               12.42          9.95
                                                   ======          ======             ======              ======        ======
Total return (%)(b)                                (17.26)         (29.64)             12.97               26.30          8.62

Ratios/Supplemental Data
================================================================================================================================
Net assets at end of year ($ thousands)             6,866          13,106             22,366              19,865        21,117
Expense ratio (%)*                                   2.68            2.69               2.65                2.67          2.65
Expense ratio after expense reductions (%)*          2.65            2.65               2.65                2.65          2.65
Ratio of net investment loss to average net
 assets (%)*                                        (0.93)          (1.36)             (1.09)              (1.28)        (0.88)
Portfolio turnover rate (%)                        144.36          199.08              77.61               78.04        116.28
* Reflects voluntary reduction of expenses of
 these amounts (%)                                   0.65            0.33               0.24                0.42          0.75

                                                                                       Class C
                                                   =============================================================================
                                                                              Years ended October 31
                                                   -----------------------------------------------------------------------------
Per-Share Data                                      2002(a)         2001(a)            2000(a)             1999(a)       1998(a)
================================================================================================================================
Net asset value, beginning of year ($)               9.02           13.62              12.44                9.95          9.16
                                                   ------          ------             ------              ------        ------
  Net investment loss ($)*                          (0.08)          (0.14)             (0.16)              (0.14)        (0.05)
  Net realized and unrealized gain (loss) on
  investments, foreign currency and forward
  contracts ($)                                     (1.48)          (3.67)              1.79                2.73          0.84
                                                   ------          ------             ------              ------        ------
Total from investment operations ($)                (1.56)          (3.81)              1.63                2.59          0.79
                                                   ------          ------             ------              ------        ------
  Dividend from net investment income ($)              --              --                 --               (0.10)           --
  Distributions from capital gains ($)                 --           (0.79)             (0.45)                 --            --
                                                   ------          ------             ------              ------        ------
Total distributions ($)                                --           (0.79)             (0.45)              (0.10)           --
                                                   ------          ------             ------              ------        ------
Net asset value, end of year ($)                     7.46            9.02              13.62               12.44          9.95
                                                   ======          ======             ======              ======        ======
Total return (%)(b)                                (17.29)         (29.49)             13.03               26.17          8.62

Ratios/Supplemental Data
================================================================================================================================
Net assets at end of year ($ thousands)             1,480           2,139              3,518               2,339         1,706
Expense ratio (%)*                                   2.68            2.69               2.65                2.67          2.65
Expense ratio after expense reductions (%)*          2.65            2.65               2.65                2.65          2.65
Ratio of net investment loss to average net
 assets ($)*                                        (0.95)          (1.24)             (1.04)              (1.29)        (0.90)
Portfolio turnover rate (%)                        144.36          199.08              77.61               78.04        116.28
* Reflects voluntary reduction of expenses
 of these amounts (%)                                0.61            0.33               0.24                0.42          0.75

(a)   Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.

(c)   Not annualized.

(d)   Annualized.

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                      Class S
                                                   =============================================================================
                                                                              Years ended October 31
                                                   -----------------------------------------------------------------------------
Per-Share Data                                      2002(a)         2001(a)            2000(a)             1999(a)       1998(a)
================================================================================================================================
Net asset value, beginning of year ($)               9.67           14.43              13.03               10.44          9.51
                                                   ------          ------             ------              ------        ------
  Net investment income (loss) ($)*                  0.01           (0.04)             (0.01)              (0.03)         0.00
  Net realized and unrealized gain (loss) on
  investments, foreign currency and forward
  contracts ($)                                     (1.60)          (3.93)              1.86                2.85          0.93
                                                   ------          ------             ------              ------        ------
Total from investment operations ($)                (1.59)          (3.97)              1.85                2.82          0.93
                                                   ------          ------             ------              ------        ------
  Dividend from net investment income ($)              --              --                 --               (0.23)           --
  Distributions from capital gains ($)                 --           (0.79)             (0.45)                 --            --
                                                   ------          ------             ------              ------        ------
Total distributions ($)                                --           (0.79)             (0.45)              (0.23)           --
                                                   ------          ------             ------              ------        ------
Net asset value, end of year ($)                     8.08            9.67              14.43               13.03         10.44
                                                   ======          ======             ======              ======        ======
Total return (%)(b)                                (16.44)         (28.92)             14.16               27.48          9.78

Ratios/Supplemental Data
================================================================================================================================
Net assets at end of year ($ thousands)             8,866          11,493             17,037              13,595        13,615
Expense ratio (%)*                                   1.68            1.69               1.65                1.67          1.65
Expense ratio after expense reductions (%)*          1.65            1.65               1.65                1.65          1.65
Ratio of net investment income (loss) to
 average net assets (%)*                             0.07           (0.32)             (0.08)              (0.28)         0.06
Portfolio turnover rate (%)                        144.36          199.08              77.61               78.04        116.28
* Reflects voluntary reduction of expenses
 of these amounts (%)                                0.59            0.33               0.24                0.42          0.75

(a)   Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.

The text and notes are an integral part of the financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Financial Trust and the Shareholders of
State Street Research International Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research International Equity Fund (the "Fund", a series of State Street Research Financial Trust, hereafter referred to as the "Trust", formerly a series of State Street Research Portfolios, Inc.) at October 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2002 and the financial highlights for each of the four years in the period ended October 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial statements of the Fund for the periods through October 31, 1998 were audited by other independent accountants whose report, dated December 4, 1998, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2002


18 State Street Research International Equity Fund

State Street Research Financial Trust

                                                                                   Number of Funds
      Name,      Position(s)  Term of Office                                       in Fund Complex              Other
     Address      Held with   and Length of        Principal Occupations             Overseen by          Directorships Held
   and Age (a)      Fund     Time Served (b)        During Past 5 Years          Trustee/Officer (c)      by Trustee/Officer
===============================================================================================================================
Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond    Trustee    Since 1999        Retired; formerly Chairman of the            25           Ceridian Corporation
(56)                                          Board, Chief Executive Officer and
                                              President, PictureTel Corporation
                                              (video conferencing systems)
-------------------------------------------------------------------------------------------------------------------------------
Steve A.         Trustee    Since 1997        Retired; formerly Senior Vice                45           Metropolitan Series
Garban (65)                                   President for Finance and                                 Fund, Inc.(d)
                                              Operations and Treasurer, The
                                              Pennsylvania State University
-------------------------------------------------------------------------------------------------------------------------------
Dean O.          Trustee    Since 1987        Retired; formerly Executive Vice             45           The Clorox Company;
Morton                                        President, Chief Operating Officer                        KLA-Tencor Corporation;
(70)                                          and Director, Hewlett-Packard                             BEA Systems, Inc.;
                                              Company (computer manufacturer)                           Cepheid; Pharsight
                                                                                                        Corporation; and
                                                                                                        Metropolitan Series
                                                                                                        Fund, Inc.(d)
-------------------------------------------------------------------------------------------------------------------------------
Susan M.         Trustee    Since 1998        Dean, School of Business and                 25           None
Phillips                                      Public Management, George
(57)                                          Washington University; formerly a
                                              member of the Board of Governors
                                              of the Federal Reserve System; and
                                              Chairman and Commissioner of the
                                              Commodity Futures Trading
                                              Commission
-------------------------------------------------------------------------------------------------------------------------------
Toby             Trustee    Since 1993        President, Founders Investments              45           A. P. Pharma, Inc.; and
Rosenblatt                                    Ltd. (investments); formerly                              Metropolitan Series Fund,
(64)                                          President, The Glen Ellen Company                         Inc.(d)
                                              (private investment firm)
-------------------------------------------------------------------------------------------------------------------------------
Michael S.       Trustee    Since 1987        Jay W. Forrester Professor of                45           Metropolitan Series Fund,
Scott Morton                                  Management, Sloan School of                               Inc.(d)
(65)                                          Management, Massachusetts
                                              Institute of Technology
-------------------------------------------------------------------------------------------------------------------------------
James M.         Trustee    Since 2002        Attorney; formerly Partner,                  25           SEI Investments Funds
Storey                                        Dechert (law firm)                                        (consisting of
(71)                                                                                                    104 portfolios); and The
                                                                                                        Massachusetts
                                                                                                        Health & Education Tax-
                                                                                                        Exempt Trust
===============================================================================================================================
Interested Trustee
-------------------------------------------------------------------------------------------------------------------------------
Richard S.       Trustee    Since 2000        Chairman of the Board, President             25           None
Davis++                                       and Chief Executive Officer of
(56)                                          State Street Research & Management
                                              Company; formerly Senior Vice
                                              President, Fixed Income
                                              Investments, Metropolitan Life
                                              Insurance Company; and Managing
                                              Director, J.P. Morgan Investment
                                              Management
===============================================================================================================================
Officers
-------------------------------------------------------------------------------------------------------------------------------
John R.          Vice       Since 2002        Managing Director of State Street             3           None
Borzilleri,      President  (previously       Research & Management Company;
MD (43)                     served from       formerly Senior Vice President,
                           1999 to 2001)      Vice President and equity analyst,
                                              State Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------
Miren            Vice       Since 2002        Senior Vice President of State                8           None
Etcheverry       President                    Street Research & Management
(47)                                          Company; formerly portfolio
                                              manager,Credit Agricole Asset
                                              Management; and portfolio manager
                                              John Hancock Funds
-------------------------------------------------------------------------------------------------------------------------------
C. Kim           Vice       Since 2002        Managing Director and Chief                  23           None
Goodwin          President                    Investment Officer-Equities of
(43)                                          State Street Research & Management
                                              Company; formerly Chief Investment
                                              Officer-U.S. Growth Equities,
                                              American Century; and Senior Vice
                                              President and portfolio manager,
                                              Putnam Investments
-------------------------------------------------------------------------------------------------------------------------------
John H. Kallis   Vice       Since 1987        Senior Vice President of State               11           None
(61)             President                    Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------
John S.          Vice       Since 2001        Managing Director, Chief Financial           25           None
Lombardo         President                    Officer and Director of State
(47)                                          Street Research & Management
                                              Company; formerly Executive Vice
                                              President, State Street Research &
                                              Management Company; and Senior
                                              Vice President, Product and
                                              Financial Management, MetLife Auto
                                              & Home
-------------------------------------------------------------------------------------------------------------------------------
Eleanor H.       Vice       Since 2002        Senior Vice President of State                8           None
Marsh (42)       President                    Street Research & Management
                                              Company; formerly Vice President,
                                              State Street Research & Management
                                              Company; and analyst and portfolio
                                              manager, Evergreen Investment
                                              Management Company
-------------------------------------------------------------------------------------------------------------------------------
Dan R.           Vice       Since 2002        Managing Director of State Street            15           None
Strelow (43)     President                    Research & Management Company;
                                              formerly Executive Vice President
                                              and Senior Vice President, State
                                              Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------
Kennard          Vice       Since 2000        Senior Vice President of State                9           None
Woodworth,       President                    Street Research & Management
Jr. (64)                                      Company
-------------------------------------------------------------------------------------------------------------------------------
Douglas A.       Treasurer  Since 2001        Senior Vice President and                    25           None
Romich                                        Treasurer of State Street Research
(45)                                          & Management Company; formerly
                                              Vice President and Assistant
                                              Treasurer, State Street Research &
                                              Management Company
-------------------------------------------------------------------------------------------------------------------------------
Francis J.       Secretary  Since 1995        Managing Director, General Counsel           25           None
McNamara, III                                 and Secretary of State Street
(47)                                          Research & Management Company;
                                              formerly Executive Vice President,
                                              State Street Research & Management
                                              Company
-------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.

++ Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

[LOGO] STATE STREET RESEARCH                                   -----------------
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Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[COMPUTER]  E-mail
            info@ssrfunds.com

[PHONE]     Phone
            1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese- and Spanish-speaking: 1-888-638-3193

[FAX]       Fax
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            Center by calling 1-877-773-8637)

[MAILBOX]   Mail
            State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

For 24-Hour
Automated Access
to Your Account

[PHONE]  1-87-SSR-FUNDS
         ----------------
         (1-877-773-8637)

www.ssrfunds.com

OverView
--------------------------------------------------------------------------------
For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our web site at www.ssrfunds.com.

Webcasts
--------------------------------------------------------------------------------
[GRAPHIC]   For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research web cast.

Complete Fund Listing
--------------------------------------------------------------------------------
[GRAPHIC]   For a list of our funds, visit our web site at www.ssrfunds.com under Research Our Funds.

State Street Research
FYI
--------------------------------------------------------------------------------
[COMPUTER]  State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

            Did you know that you can give a State Street Research mutual fund as a gift? To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

[GRAPHIC]   The DALBAR awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

--------------------------------------------------------------------------------
This report must be accompanied or preceded by a current State Street Research International Equity Fund prospectus. When used after December 31, 2002, this report must be accompanied by the most recent Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund, call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

(C)2002 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690
Cover Image: (C) Don Bishop/Artville/PictureQuest

CONTROL NUMBER:(exp1203)SSR-LD                                      IE-2850-1202